RELATED PARTIES	12 Months Ended
Jan. 29, 2012
RELATED PARTIES

NOTE 4 – RELATED PARTIES

On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the “Equity Sponsors”) formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. (“Home Depot” or “THD”) pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding’s direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the “Transactions”), Home Depot was paid cash of $8.2 billion and 12.5% of Holding’s common stock worth $325 million for certain intellectual property and all of the outstanding common stock of HD Supply, Inc. and CND Holdings, Inc. including all dividends and interest payable associated with those shares. During fiscal 2009, HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. received $22 million from Home Depot for the working capital adjustment and settlement of other items finalizing the purchase price of the Transactions.

Home Depot

Sales and Purchases – HD Supply derived revenue from the sale of products to Home Depot of $275 million, $299 million, and $290 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. The revenue was recorded at an amount that generally approximates fair value. Accounts receivable from the sale of products to Home Depot were $45 million and $27 million at January 29, 2012 and January 30, 2011, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets. In addition to sales, HD Supply purchased product from Home Depot of less than $1 million in each of fiscal 2011, fiscal 2010, and fiscal 2009. All purchases were recorded in Cost of sales when the inventory was sold.

Strategic Agreement – On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply’s distribution services line of business. This agreement provides a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. The minimum annual purchase requirements range from $257 million at the outset of the agreement in 2007 to $401 million in the final year. Crown Bolt recorded $20 million and $12 million during fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement.

Equity Sponsors

In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company will pay the Equity Sponsors a $5 million annual aggregate management fee (“Sponsor Management Fee”) and related expenses through August 2017. During each of fiscal 2011, fiscal 2010, and fiscal 2009, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations.

Management of the Company has been informed that, as of January 29, 2012, affiliates of certain of the Equity Sponsors beneficially owned approximately $833 million aggregate principal amount, or 33%, of the Company’s 12.0% Senior Notes due 2014 and $713 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes due 2015.

HD Supply purchased product from affiliates of the Equity Sponsors for approximately $61 million, $46 million, and $60 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. In addition, HD Supply sold product to affiliates of the Equity Sponsors for approximately $3 million, $3 million, and $3 million in fiscal 2011, fiscal 2010, and fiscal 2009, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.

Other Related Parties

HD Supply leases several buildings and properties from an executive officer of the Company. The leases generally provide that all expenses related to the properties are to be paid by HD Supply. Rents paid under these leases were minimal in fiscal 2011, less than $1 million in fiscal 2010, and $1 million in fiscal 2009. The fiscal 2010 payment included less than $1 million of a prepayment for fiscal 2011 and the fiscal 2009 payment included less than $1 million of a prepayment for fiscal 2010. The Company received a discount for making such prepayments.